Al Frank Dividend Value Fund | Al Frank Dividend Value Fund
Al Frank Dividend Value Fund
Investment Objective.
The investment objectives of the Dividend Value Fund are long-term total return from both capital appreciation and, secondarily, dividend income.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Al Frank Dividend Value Fund	Al Frank Dividend Value Fund Investor Class	Al Frank Dividend Value Fund Advisor Class
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Al Frank Dividend Value Fund		Al Frank Dividend Value Fund Investor Class	Al Frank Dividend Value Fund Advisor Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1][2]	0.80%	0.80%
Total Annual Fund Operating Expenses		2.04%	1.79%
Fee Waiver/Expense Reimbursement		(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.99%	1.74%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year and include 0.01% of acquired fund fees and expenses.
[2]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[3]	Pursuant to an operating expense limitation agreement between AFAM Capital , Inc. (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses , leverage interest, acquired fund fees and expenses and extraordinary expenses for the Fund do not exceed 1.98% and 1.73% of the Fund's average net assets, for Investor Class and Advisor Class shares, respectively, through April 30, 2014, subject thereafter to annual re-approval of the agreement by the Trust's Board of Trustees (the "Board of Trustees"). This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Al Frank Dividend Value Fund (USD $)	One Year	Three Years	Five Year	Ten Years
Al Frank Dividend Value Fund Investor Class	202	634	1,093	2,364
Al Frank Dividend Value Fund Advisor Class	177	557	964	2,100

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Dividend Value Predecessor Fund’s (as defined below) portfolio turnover rate was ~~37.24 % of the average value of its portfolio.~~

Principal Investment Strategies.

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities ~~that pay or are expected to pay dividends. The Fund may invest in companies of any size, from larger, well-established companies to smaller companies.~~

~~The Adviser selects dividend-paying equity securities consisting of common stocks and securities having the characteristics of common stocks, such as preferred stocks, convertible securities, rights and warrants, on the basis of fundamental corporate analysis. The Fund may also invest in foreign securities, provided that they are publicly traded in the United States, including in ADRs. The Adviser screens a universe of more than 6,000 stocks in order to identify those with a dividend paying history, low price-to-earnings ratios, price-to-book values, and price-to-revenues ratios relative to their historical norms, their industry peers or the overall market.  The Adviser utilizes these and other fundamental valuation metrics as well as its assessments of a company’s long-term growth prospects and risk characteristics, in order to establish a target price for each stock. The target price represents the price at which the Adviser believes the stock is fairly valued. Those stocks with significant appreciation potential relative to these target prices and perceived risk characteristics become available for selection. The Fund’s portfolio seeks broad diversification via exposure to a significant number of major market sectors and industry groups.~~

~~The Adviser may sell positions as they reach or approach their target price, if a lower target price results from a reassessment of earnings or valuation multiples, or if a more attractive stock is identified.~~

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•

Management Risk – The Fund’s ability to achieve its investment objective depends on the ability of the Adviser to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•

Market Risk – The value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods.

•

Small- and Medium-Sized Companies Risk – Small- and medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

•

Equity Risk – The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•

Value Style Investing Risk – The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

•

Foreign Securities Risk – The Fund may also invest in foreign securities which are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

If you are looking for current income or short-term market gain, you should not invest in the Fund as it is designed for long-term investing.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through ~~December 31, 2011 compare with those of a broad measure of market performance.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Performance is the performance of the Al Frank Dividend Value Fund, a series of Advisors Series Trust (the “Dividend Value Predecessor Fund,” and together with the Al Frank Predecessor Fund, the “Predecessor Funds”) Investor Class and Advisor Class shares.   Updated performance information is available on the Fund’s website at www.alfrankfunds.com or by calling the Fund toll-free at 1-888-263-6443.~~

~~The Fund was reorganized on January 18, 2012 from a series of the Advisors Series Trust, a Delaware statutory trust to a series of Northern Lights Fund Trust II, also a Delaware statutory trust (the “Reorganization”).  The Fund is a continuation of the Dividend Value Predecessor Fund and, therefore, the performance information below includes the performance of the Dividend Value Predecessor Fund.~~

Dividend Value Fund - Investor Class Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 16.69% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.00% for the quarter ended December 31, 2008.

Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Returns Al Frank Dividend Value Fund	1 Year	5 Years	Since Inception		Inception Date
Al Frank Dividend Value Fund Investor Class	17.20%	0.58%	4.57%	[1]	Sep. 30, 2004
Al Frank Dividend Value Fund Advisor Class	17.49%	0.83%	4.77%	[1]	Apr. 30, 2006
After Taxes on Distributions Al Frank Dividend Value Fund Investor Class	16.47%	0.33%	4.27%	[1]
After Taxes on Distributions and Sale of Fund Shares Al Frank Dividend Value Fund Investor Class	12.15%	0.47%	3.95%	[1]
S&P 500 Index ® (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	5.21%	[1]
Russell 3000 ® (reflects no deduction for fees, expenses or taxes)	16.42%	2.04%	5.65%	[1]
[1]	Investor Class shares commenced operations on September 30, 2004; Advisor Class shares commenced operations on April 30, 2006. Performance shown prior to the inception of the Advisor Class reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Advisor Class.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

The Return after Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.